ALLIANCE INTERNATIONAL FUND

SEMI-ANNUAL REPORT
DECEMBER 31, 1996



LETTER TO SHAREHOLDERS                              ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

January 6, 1997

Dear Shareholder:

The following pages contain investment results and activity for Alliance International Fund for the fiscal year ended December 31, 1996.

MARKET REVIEW
The MSCI World Index (minus the U.S.), returned 7.2% for the twelve month period ended December 31, 1996. Of the three regions in which the Fund's assets are concentrated, namely Japan, Europe and Pacific Ex-Japan, only the Japanese market showed negative returns for the year. This, unfortunately, impacted upon the Fund's overall performance since the largest single country weighting within the portfolio is in Japan.

During the fourth quarter of 1996, Japan experienced another difficult period which added to the country's disappointing investment performance for the year. Although the economic outlook is improving for Japan, political entrenchment and poor fiscal policy are contributing to a stalled recovery. In addition, the strong dollar, which is good for Japanese earnings in many sectors, is further encouraging portfolio investment outside of Japan.

In the Pacific Ex-Japan region, every developed market experienced solid performance in the last quarter of 1996. Some of the Asian emerging markets lagged, however, there are still attractive stocks in this region. In Europe, markets in Denmark, Finland, the Netherlands, Spain, Sweden and the United Kingdom were up over 10% in 1996. While the Fund currently does not invest in Canada, growth picked up and interest rates moved down sharply in 1996, resulting in strong positive performance for this country.

INVESTMENT RESULTS
For the twelve month period ended December 31, 1996, Alliance International Fund Class A shares achieved a total return of 7.2% on a net asset value basis. The Fund underperformed its benchmark, the unmanaged Lipper International Funds Average, which posted an 11.78% return, but matched its international equity index, the unmanaged Morgan Stanley Capital International (MSCI) World Index (excluding the U.S.), which also had a 7.2% return.

Despite encouraging regional returns relative to the respective regional indices, the asset mix of the portfolio during 1996 led to a disappointing total Fund performance relative to the peer group benchmark. The average manager within the Lipper survey employs a different asset allocation policy in comparison to Alliance. Our philosophy is to remain approximately neutral relative to the MSCI Index (minus the U.S.) and we seek to add value through stock selection. Our peer group managers tend to underweight Japan relative to the MSCI Index (minus the U.S.) and this is the main reason why our performance lagged behind their results on average. However, our stock selection in Japan was effective, and we handily outperformed the MSCI Japan Index.

Within the Japanese portfolio, we underweighted the financial sector and concentrated on other sectors such as technology. This led to good performance in the fourth quarter, relative to the market. Within Europe, performance was enhanced by our largest holdings, Novartis AG, Bayer and Barclays. Bayer was mentioned in our last report as a possible candidate for restructuring, while Barclays reflects good prospects for the banking sector within the United Kingdom.

INVESTMENT RESULTS*
Period Ended December 31, 1996
                                             TOTAL RETURN
                                       6 MONTHS        12 MONTHS
                                      ----------      -----------
ALLIANCE INTERNATIONAL FUND
  Class A                               -0.29%            7.20%
  Class B                               -0.69%            6.32%
  Class C                               -0.63%            6.38%

MSCI WORLD INDEX (minus the U.S.)        2.23%            7.20%
LIPPER INTERNATIONAL FUNDS AVERAGE       3.39%           11.78%


* THE FUND'S INVESTMENT RESULTS ARE CUMULATIVE TOTAL RETURNS FOR THE PERIOD AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF DECEMBER 31, 1996. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. RETURNS FOR THE FUND AND ITS COMPARATIVE INDICES INCLUDE THE REINVESTMENT OF ANY DISTRIBUTIONS PAID DURING THE PERIOD.

   ALL COMPARATIVE INDICES ARE UNMANAGED AND REFLECT NO FEES OR EXPENSES. THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX (MINUS THE U.S.), TRACKS THE PERFORMANCE OF STOCK MARKETS IN 20 FOREIGN COUNTRIES. THE LIPPER INTERNATIONAL FUNDS AVERAGE IS BASED ON THE PERFORMANCE OF 389 MUTUAL FUNDS WITH GENERALLY SIMILAR INVESTMENT OBJECTIVES, BUT WHICH MAY HAVE DIFFERENT INVESTMENT POLICIES.

   ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


1



                                                    ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

INVESTMENT OUTLOOK
1996 was a mixed year for the developed international markets with Japan down sharply and both Europe and Pacific Ex-Japan performing well. Looking toward 1997, we feel that interest rates should continue to trend down, inflation should continue to be moderate and GDP growth in Europe and Japan should remain low.

As mentioned earlier, several factors are impeding recovery in Japan. However, many stocks in the technology sector will benefit from the stronger dollar, and we expect good growth from many of them. In Pacific Ex-Japan, we feel that growth should pick up in many of the Asian countries in 1997, while inflation should remain moderate. Some of the emerging Asian markets currently appear to be undervalued, and we expect the best growth prospects here. Continental Europe has been slow to pull out of its economic doldrums, but the United Kingdom has its recovery well underway. Presently, Europe is focusing on European Monetary Union convergence. This continues to result in wide spread restrictive fiscal policy and is strongly impeding growth in this region.

Even though growth improved in Canada in 1996, we remain cautious. Unemployment is stubbornly high and consumer confidence low. However, if consumers can overcome their unemployment worries, and if the government can maintain its relaxed monetary policy, good things could happen. If positive signs develop here, the Fund may begin investing in this region sometime in the future.

PORTFOLIO STRATEGY
The largest proportion of the Portfolio's holdings in any one country remains in Japan, although the largest regional weighting is in Europe. We remain committed to our policy of approximate benchmark neutrality with respect to asset allocation. Target allocations are therefore 30% of assets in Japan, 58% in Europe and 12% in the Pacific region. We will continue to seek long-term growth of capital and expect our research driven stock selection to drive the Portfolio's performance.

We thank you for your continued interest and investment in Alliance International Fund and look forward to reporting its progress to you in future periods.

Sincerely,

John D. Carifa
Chairman and President

A. Rama Krishna
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



INVESTMENT OBJECTIVE AND POLICIES                   ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

Alliance International Fund is a diversified investment company that seeks to provide investors with a total return on its assets from long-term growth of capital and income. The Fund invests principally in marketable securities of established non-U.S. companies participating in foreign economies with prospects of growth and foreign government securities.



INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1996

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       7.20%          2.62%
Five Years                     8.41%          7.47%
Ten Years                      7.58%          7.11%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       6.32%          2.33%
Five Years                     7.50%          7.50%
Since Inception*               5.73%          5.73%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       6.38%          5.38%
Since Inception*               7.96%          7.96%


Average annual total returns reflect reinvestment of dividends and/or capital gain distributions in additional shares, with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class A (1%-year 1 for purchases exceeding $1,000,000); for Class B (3%-year 1; 2%-year 2; 1%-year 3; 0%-year 4); Class C
(1%-year 1).

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*  Inception: 9/17/90, Class B; 5/3/93, Class C.


3



TEN LARGEST HOLDINGS
DECEMBER 31, 1996 (UNAUDITED)                       ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

                                                                     PERCENT OF
COMPANY                                              U.S. $ VALUE    NET ASSETS
-------------------------------------------------------------------------------
DDI Corp.--Provider of long distance telephone
  and mobile communication services                   $ 5,555,997         1.9%
Rohm Co.--Largest specialist maker of custom
  linear integrated circuits                            5,315,603         1.8
Toyota Motor Corp. -- One of world's big three
  auto makers                                           4,888,179         1.7
Seven-Eleven Japan Co., Ltd. -- Largest CVS operator    4,332,268         1.5
Novartis AG -- manufactures healthcare products
  for use in medical fields, as well as
  nutritional and agricultural products                 3,479,458         1.2
TDK Corp. -- Largest manufacturer of magnetic
  tapes, floppy discs & electronic parts                3,324,842         1.1
Bayer A.G. -- produces and markets polymers,
  organic, industrial, healthcare, agro-chemicals,
  and imaging technology products and equipment.        3,264,882         1.1
Veba A.G. -- provides electrical energy services
  to customers throughout Germany                       3,209,969         1.1
Barclays Bank -- offers commercial, investment
  banking, insurance, financial and related services    3,164,931         1.1
International Nederlander Groep NV--international
  financial service group of companies, offers a
  wide range of financial services to individuals,
  corporations and other institutions                   3,159,206         1.1
                                                      $39,695,335        13.6%


4



DISTRIBUTION OF PORTFOLIO BY COUNTRY
DECEMBER 31, 1996 (UNAUDITED)                       ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

                            PERCENT OF PORTFOLIO*
-------------------------------------------------
Japan                               34.5%
United Kingdom                      21.9
France                               7.1
Germany                              6.2
Netherlands                          4.4
Switzerland                          3.3
Hong Kong                            2.1
Spain                                2.0
Indonesia                            1.9
Italy                                1.8
Sweden                               1.8
Australia                            1.7
Finland                              1.6
Singapore                            1.5
Denmark                              1.4
Malaysia                             1.3
Norway                               1.2
India                                1.0
South Korea                          1.0
New Zealand                          0.6
Belgium                              0.6
Thailand                             0.4
Philippines                          0.3
Peoples Republic of China            0.3
Brazil                               0.1
Canada                               0.0
                                   100.0%


*    Excludes short-term obligations.


5



INDUSTRY DIVERSIFICATION
DECEMBER 31, 1996 (UNAUDITED)                       ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

                                           U.S. $ VALUE   PERCENT OF NET ASSETS
-------------------------------------------------------------------------------
Aerospace & Defense                        $  2,361,869              0.8%
Basic Industries                             23,518,042              8.1
Capital Goods                                13,768,800              4.7
Consumer Manufacturing                       24,430,463              8.4
Consumer Services                            35,482,127             12.2
Consumer Staples                             28,155,331              9.7
Energy                                       14,564,741              5.0
Finance                                      49,680,240             17.0
Healthcare                                   16,640,618              5.7
Multi-Industry                               18,203,988              6.2
Mutual Funds                                    663,102              0.2
Technology                                   19,254,018              6.6
Transportation                                4,383,103              1.5
Utilities                                    29,855,409             10.2
Total Investments*                          280,961,851             96.3
Cash and receivables, net of liabilities     10,721,147              3.7
Net Assets                                 $291,682,998            100.0%


*    Excludes short-term obligations.


6



PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1996 (UNAUDITED)                       ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS AND OTHER INVESTMENTS-95.8%
AUSTRALIA-1.6%
Coca-Cola Amatil, Ltd.                           90,084      $   963,064
Mayne Nickless, Ltd.                             86,000          587,871
Qantas Airways, Ltd.                            131,945          220,241
WMC, Ltd.                                       166,279        1,048,083
Woolworths, Ltd.                                810,614        1,952,279
                                                             ------------
                                                               4,771,538

BELGIUM-0.6%
Delhaize Feres NV                                12,400          737,313
Kredietbank NV                                    3,300        1,082,596
                                                             ------------
                                                               1,819,909

BRAZIL-0.1%
Dixie Toga, S.A.                                135,628          103,114
Industrias Klabin de Papel e Celulose, S.A.      83,000           76,682
Siderurgica Riograndense, S.A.                1,673,632           28,025
                                                             ------------
                                                                 207,821

CANADA-0.0%
Imasco, Ltd.                                          4               98

DENMARK-1.3%
Bikuben Girobank                                 13,100          614,160
Den Danske Bank                                  27,700        2,234,985
ISS International Services Cl. B.                36,550          962,322
                                                             ------------
                                                               3,811,467

FINLAND-1.5%
Kesko (ord)                                      22,000          310,583
Nokia Corp.                                      24,000        1,393,902
Orion-Yhtymae OY Series B                        45,300        1,744,140
Upm-Kymmene Oy (a)                               50,100        1,051,659
                                                             ------------
                                                               4,500,284

FRANCE-6.8%
Alcatel Alsthom Cie Gen D'Electric                4,000          321,326
Assurance Generale de France                     59,600        1,924,063
Bouygues                                         15,955        1,654,387
Compagnie Generale des Eaux                      13,152        1,629,900
Elf Aquitaine, S.A.                              28,300        2,576,099
GTM Entrepose, S.A.                              14,970          692,454
Legris Industries, S.A.                          28,720        1,209,467
Pechiney, S.A. Cl. A                             19,171          803,272
Salomon, S.A.                                    10,900          934,856
Simco, S.A.                                       8,890          776,172
Societe de Immeubles de France                   10,812          637,655
Societe Francaise d'Investissemeants
  Immobiliers et de Gestion                       9,700          702,939
Total, S.A. (ADR)                                38,298        1,541,494
  Cl. B                                          20,648        1,679,379
Union du Credit-Bail Immobilier                  12,410        1,234,183
Union Immobiliere de France                       8,125          663,185
Usinor Sacilor                                   67,000          974,945
                                                             ------------
                                                              19,955,776

GERMANY-6.0%
Bayer A.G.                                       80,000        3,264,882
Deutsche Telekom A.G. (a)                        28,900          609,439
Henkel KGaA-Vorzug, pfd.                         44,700        2,245,457
Hornbach Holding A.G., pfd.                      19,300        1,379,646


7



PORTFOLIO OF INVESTMENTS (CONTINUED)                ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
Klein, Schanz & Beck A.G., Vorzug                 7,180      $ 1,110,502
Lufthansa A.G.                                  108,800        1,484,793
Preussag A.G.                                     2,790          631,866
Schmalbach-Lubeca A.G. (a)                        7,880        1,935,690
Suedzucker A.G.                                   3,171        1,547,583
Veba A.G.                                        55,500        3,209,969
                                                             ------------
                                                              17,419,827

HONG KONG-1.8%
Asia Satellite Telecommunications
  Holdings, Ltd. (a)                             33,000           75,945
Citic Pacific, Ltd.                             174,000        1,010,098
First Pacific Co., Ltd.                         571,383          742,440
Hong Kong & China Gas Co., Ltd.                 198,960          381,997
  warrants expiring 9/30/97 (a)                  19,580           10,885
Hysan Development Co., Ltd.                     104,000          414,144
  warrants expiring 4/30/98 (a)                   5,700            5,159
New World Development Co., Ltd.                  69,267          465,691
Swire Pacific, Ltd. Cl. A                        81,000          774,969
Television Broadcasting, Ltd.                   226,000          891,202
Wharf Holdings, Ltd.                            117,000          583,903
                                                             ------------
                                                               5,356,433

INDIA-1.2%
Bajaj Auto, Ltd. (GDR)                           44,000        1,496,000
Guangshen Railway Co., Ltd. (ADR) (a)            25,000          515,625
Industrial Credit & Investment                    4,000           39,000
  (GDR) (a)(b)                                   56,000          546,000
State Bank Of India (GDR) (a)(b)                 51,000          885,870
                                                             ------------
                                                               3,482,495

INDONESIA-1.8%
PT Indosat                                      512,000        1,408,975
PT Telekomunikasi Indonesia (ADR)                13,000          448,500
PT HM Sampoerna                                 578,000        3,083,319
Telekomunikasi Indostat B                       160,000          276,037
                                                             ------------
                                                               5,216,831

ITALY-1.8%
Ente Nazionale Idrocarburi S.p.A.               347,000        1,780,898
Magneti Marelli S.p.A.                          404,200          502,295
Saipem                                          159,200          732,571
Telecom Italia S.p.A.                           818,700        2,126,533
                                                             ------------
                                                               5,142,297

JAPAN-32.7%
Amano Corp.                                     107,000        1,145,670
Asahi Glass Co., Ltd.                           196,000        1,844,746
Bank of Tokyo-Mitsubishi                        113,000        2,097,833
Canon, Inc.                                     100,000        2,210,517
Chiba Bank, Ltd.                                 63,000          429,756
Dai Nippon Printing Co., Ltd.                    75,000        1,314,653
Daifuku Co., Ltd.                                87,000        1,096,796
Daito Trust Construction Co., Ltd.              102,800        1,145,082
Daiwa Securities Co., Ltd.                       53,000          471,375
DDI Corp.                                           840        5,555,997
East Japan Railway Co.                              291        1,309,136
Eisai Co., Ltd.                                  51,000        1,004,058
Fuji Photo Film                                  22,000          725,671
Furakawa Co., Ltd.                              147,000          495,035
Hirose Electric Co.                              38,000        2,201,710
Hokkaido Takushoku Bank, Ltd.                     8,000           15,543
Honda Motor Co.                                  37,000        1,057,508


8



                                                    ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
House Foods Industry                             35,000      $   565,150
Hoya Corp.                                       67,000        2,632,329
Ishikawajima-Harima Heavy Industries            122,000          542,527
Ito-Yokado Co., Ltd.                             18,000          783,352
Japan Securities Finance                        111,000        1,293,930
Japan Tobacco, Inc.                                 146          989,638
Kamigumi Co., Ltd.                               72,000          472,498
Kandenko Co., Ltd.                               76,000          721,872
Kao Corp.                                       141,000        1,643,640
Kirin Brewery Co., Ltd.                          71,000          698,903
Kokuyo                                           46,000        1,135,999
Kuraray Co., Ltd.                               148,000        1,367,412
Kyocera Corp.                                    17,000        1,059,839
Long-Term Credit Bank of Japan                    4,000           21,656
Maeda Road Construction Corp.                    25,000          289,267
Matsushita Electric Industrial Co., Ltd.        158,000        2,578,534
Matsushita Electric Works                       104,000          895,329
Mitsubishi Heavy Industries, Ltd.               152,000        1,207,495
Mitsubishi Materials Corp.                       88,000          355,617
Mitsubishi Oil Co.                              137,000          819,800
Mitsui Marine & Fire Insurance Co.              153,000          823,064
Mitsui Trust & Banking Co., Ltd.                296,000        2,313,099
National House Industrial Co.                    73,000          970,728
NGK Insulators                                   53,000          503,411
Nikko Securities Co., Ltd.                      110,000          820,654
Nippon Express Co., Ltd.                        118,000          809,015
Nippon Light Metal Co.                          114,000          468,561
Nippon Steel Co.                                323,000          953,855
Nisshin Steel Co., Ltd.                         601,000        1,613,945
NKK Corp. (a)                                   362,000          815,836
Nomura Securities Co., Ltd.                     111,000        1,667,732
Osaka Gas Co.                                   253,000          692,522
Rohm Co.                                         81,000        5,315,603
Sankyo Co., Ltd.                                 13,000          368,189
Santen Pharmaceutical                            26,000          538,814
Seven-Eleven Japan Co., Ltd.                     74,000        4,332,268
Shimano, Inc.                                    59,000          993,437
Shimizu Corp.                                   101,000          754,382
Shiseido Co., Ltd.                               92,000        1,064,502
Sumitomo Electric Industries                     78,000        1,091,097
Sumitomo Marine & Fire Insurance Co.            130,000          808,220
Sumitomo Realty and Development Co., Ltd.       150,000          945,514
Sumitomo Rubber Industries                       63,000          469,467
Taisho Pharmaceutical Co.                        50,000        1,178,655
Takeda Chemical Industries                       39,000          818,323
TDK Corp.                                        51,000        3,324,842
Toagosei Co., Ltd.                               57,000          201,796
Tokai Bank                                      128,000        1,337,363
Tokyo Electric Power Co.                         52,400        1,149,262
Tokyo Gas Co., Ltd.                             560,000        1,518,349
Tokyo Steel Mfg. Co.                            141,000        2,008,894
Toyo Kanetsu                                     73,000          253,398
Toyota Motor Corp.                              170,000        4,888,179
UBE Industries, Ltd.                             79,000          223,746
Ushio, Inc.                                      98,000        1,066,229
Yakult Honsha Co.                                64,000          663,155
Yamanouchi Pharmaceutical Co., Ltd.              88,000        1,808,479
Yamatake Honeywell                               52,000          839,651
Yamazaki Baking Co., Ltd.                        42,000          670,927
                                                             ------------
                                                              95,281,036


9



PORTFOLIO OF INVESTMENTS (CONTINUED)                ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
MALAYSIA-1.3%
AMMB Holdings Berhad                            100,000      $   839,438
DCB Holdings Berhad
  warrants expiring 12/28/99 (a)                 82,250          123,758
Magnum Corp. Berhad                              97,000          188,200
Malakoff Berhad                                 128,000          628,470
Malayan Banking Berhad                           73,000          809,345
Resorts World Berhad                            233,000        1,060,978
                                                             ------------
                                                               3,650,189

NETHERLANDS-4.2%
Akzo Nobel N.V.                                  21,100        2,880,630
Apothekers Cooperative Opg                       15,580          447,937
CSM CVA                                           5,600          310,994
Fortis Amev N.V.                                 88,300        3,090,361
International Nederlander Groep N.V.             87,800        3,159,206
Sgs Thomson Microelectronics (a)                  9,000          636,600
Vendex International N.V.                        41,500        1,774,131
                                                             ------------
                                                              12,299,859

NEW ZEALAND-0.7%
Fletcher Challenge, Ltd. Forestry Division      193,096          323,527
Lion Nathan, Ltd.                               245,000          587,157
Telecom Corp of New Zealand, Ltd.               197,000        1,005,523
                                                             ------------
                                                               1,916,207

NORWAY-1.1%
Bergesen D.Y. AS Cl. A                           71,400        1,749,328
Orkla AS Cl. A                                   12,400          870,518
Schibsted                                        23,500          433,665
Unitor AS                                        15,330          197,426
                                                             ------------
                                                               3,250,937

PEOPLES REPUBLIC OF CHINA-0.3%
Advanced Semiconductor
  Engineering (GDR) (b)                          81,640          793,949

PHILIPPINES-0.3%
Manila Electric Co. Cl. B                        91,000          743,916
Phillippine Commerce International Bank          10,070          132,097
                                                             ------------
                                                                 876,013

SINGAPORE-1.4%
Overseas Union Bank                             143,000        1,103,695
Overseas-Chinese Banking Corp., Ltd.            106,000        1,318,088
Singapore Airlines, Ltd.                         20,000          181,519
Singapore Press Holdings., Ltd.                  77,000        1,518,759
                                                             ------------
                                                               4,122,061

SOUTH KOREA-1.0%
Hyundai Motor (GDR)                               3,000           22,350
Korea Electric Power Corp.                       15,290          445,129
  (ADR)                                           6,400          131,200
Korea Mobile Telecom Corp. (ADR)                138,123        1,778,335
Pohang Iron & Steel Co. (ADR)                    26,000          526,500
                                                             ------------
                                                               2,903,514

SPAIN-1.7%
Autopistas Cesa                                  58,000          800,287
Banco De Santander                               13,000          832,739
Repsol, S.A.                                     35,100        1,347,414
Tabacalera, S.A. Series A                        28,800        1,240,991
Unidad Editorial, S.A. (a)(c)                   297,500          366,920
Viscofan Envolturas Celulosicas                  16,700          244,588
                                                             ------------
                                                               4,832,939


10



                                                    ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

COMPANY                                          SHARES      U.S. $ VALUE
-------------------------------------------------------------------------
SWEDEN-1.7%
Astra AB Series A                                40,300      $ 1,991,600
Electrolux AB Series B                           12,100          702,664
Incentive AB Series B                             5,700          413,759
Sparbanken Sverige AB Series A (b)               29,900          513,008
Stora Kopparbergs Bergslags Aktiebolag
  Series B                                      105,900        1,444,262
                                                             ------------
                                                               5,065,293

SWITZERLAND-3.2%
Adecco, S.A.                                      2,505          628,823
Baloise Holdings, Ltd.                              810        1,627,867
Nestle, S.A.                                      1,360        1,460,082
Novartis AG (a)                                   3,038        3,479,458
Schindler-Holdings AG                               690          750,056
Swissair Zuerich (a)                                860          695,839
Zurich Vericher Namen                             2,570          714,262
                                                             ------------
                                                               9,356,387

THAILAND-0.4%
Bangkok Bank Co., Ltd.                           27,000          261,093
The Thai Farmers Bank, Ltd.                     157,000          979,490
  Warrants expiring 9/15/02 (a)                   5,625            5,319
                                                             ------------
                                                               1,245,902

UNITED KINGDOM-21.1%
Anglian Water Plc.                              158,000        1,591,538
B.A.T. Industries Plc.                          138,000        1,144,214
BAA Plc.                                        237,000        1,965,063
Barclays Bank Plc.                              184,380        3,164,931
Bass Plc.                                       106,000        1,492,658
BPB Industries Plc.                             107,000          703,879
British Aerospace Plc.                           83,100        1,819,343
British Petroleum Plc.                          235,000        2,818,050
British Sky Broadcasting Group Plc.             161,000        1,439,724
British Telecommunications Plc.                 228,000        1,542,818
BTR Plc.                                        487,449        2,379,889
Cadbury Schwepps Plc.                           197,000        1,663,780
Compass Group Plc.                              127,000        1,348,895
General Electric Co. Plc.                       243,000        1,594,365
Glaxo Wellcome Plc.                             119,200        1,939,914
Grand Metropolitan Plc.                         220,000        1,726,120
Hanson Plc.                                     693,000          973,486
Hepworth Plc.                                   113,997          492,126
Holliday Chemical Holdings Plc.                 347,000          725,224
Kingfisher Plc.                                  70,000          755,477
Ladbroke Group Plc.                             442,000        1,756,681
National Grid Holdings Plc.                     584,000        1,950,878
National Westminster Bank                       134,000        1,574,750
Pearson Plc.                                     98,800        1,268,561
Rank Group Plc.                                 299,000        2,243,510
Reed International Plc.                         117,500        2,210,156
Reuters Holdings Plc.                           183,000        2,359,067
Rugby Group Plc.                                565,000          909,827
Sainsbury (J) Plc.                              304,800        2,020,732
Sears Plc.                                      948,600        1,527,544
Shell Transport & Trading Plc.                   73,200        1,269,037
Siebe Plc.                                       95,000        1,764,150
Smithkline Beecham Plc.                         127,800        1,768,988
Tesco Plc.                                       56,000          339,605
TI Group Plc.                                   206,000        2,043,283
Tomkins Plc.                                    308,100        1,425,077
United Assurance Group Plc.                     133,000        1,093,643
Vodafone Group Plc.                             302,000        1,277,871
Wimpey (George) Plc.                            661,000        1,415,449
                                                             ------------
                                                              61,500,303


11



PORTFOLIO OF INVESTMENTS (CONTINUED)                ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)      U.S. $ VALUE
-------------------------------------------------------------------------
OTHER-0.2%
Asesores Bursatiles Capital Fund N.V. (a)(c)         25     $    663,103
Total Common Stocks And Other Investments
  (cost $261,963,709)                                        279,442,468

CONVERTIBLE BONDS-0.5%
JAPAN-0.5%
Sumitomo Bank International
  .75%, 5/31/01
  (cost $1,520,604)                            $166,000        1,519,385

TIME DEPOSIT-3.1%
Societe General
  6.25%, 1/02/97
  (cost $9,000,000)                               9,000        9,000,000

TOTAL INVESTMENTS-99.4%
  (cost $272,484,313)                                        289,961,853
Other assets less liabilities-0.6%                             1,721,145

NET ASSETS-100%                                             $291,682,998


(a)  Non-income producing security.

(b) Securities are exempt from Registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1996, these securities amounted to $2,738,827 or .94% of net assets.

(c)  Illiquid security, valued at fair value (see Notes A & F).

     Glossary of Terms:
     ADR - American depository receipt.
     GDR - Global depository receipt.

     See notes to financial statements.


12



STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996 (UNAUDITED)                       ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $272,484,313)         $289,961,853
  Cash, at value (cost $1,997,610)                                   1,955,275
  Receivable for investment securities sold                         10,141,903
  Dividends and interest receivable                                    370,025
  Receivable for shares of beneficial interest sold                    355,634
  Foreign taxes receivable                                             347,044
  Total assets                                                     303,131,734

LIABILITIES
  Payable for investment securities purchased                        9,995,983
  Advisory fee payable                                                 618,071
  Payable for shares of beneficial interest redeemed                   308,724
  Distribution fee payable                                             215,012
  Accrued expenses                                                     310,946
  Total liabilities                                                 11,448,736

NET ASSETS                                                        $291,682,998

COMPOSITION OF NET ASSETS
  Shares of beneficial interest, at par                           $    173,940
  Additional paid-in capital                                       271,188,434
  Distributions in excess of net investment income                  (1,269,886)
  Accumulated net realized gain on investments and foreign
    currency transactions                                            4,116,538
  Net unrealized appreciation of investments and foreign
    currency denominated assets and liabilities                     17,473,972
                                                                  $291,682,998

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($193,414,162/
    11,342,582 shares of beneficial interest issued and outstanding)    $17.05
  Sales Charge--4.25% of public offering price                             .76
  Maximum offering price                                                $17.81

  CLASS B SHARES
  Net asset value and offering price per share ($72,962,700/
    4,496,039 shares of beneficial interest issued and outstanding)     $16.23

  CLASS C SHARES
  Net asset value and offering price per share ($24,493,044/
    1,507,643 shares of beneficial interest issued and outstanding)     $16.25
  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share($813,092
    /47,762 shares of beneficial interest issued and outstanding)       $17.02


See notes to financial statements.


13



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)      ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld
    of $315,072)                                      $2,333,921
  Interest                                               293,055   $ 2,626,976

EXPENSES
  Advisory fee                                         1,455,099
  Distribution fee - Class A                             164,067
  Distribution fee - Class B                             362,676
  Distribution fee - Class C                             126,307
  Custodian                                              292,692
  Transfer agency                                        234,819
  Administrative                                          69,061
  Audit and legal                                         45,783
  Printing                                                33,442
  Registration                                            26,225
  Trustees' fees                                          17,793
  Miscellaneous                                           29,253
  Total expenses                                                     2,857,217
  Net investment loss                                                 (230,241)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investment transactions                       5,562,844
  Net realized loss on foreign currency transactions                  (584,512)
  Net change in unrealized appreciation (depreciation) of:
    Investments                                                     (6,102,363)
    Foreign currency denominated assets and liabilities                286,906
  Net loss on investments and foreign currency transactions           (837,125)

NET DECREASE IN NET ASSETS FROM OPERATIONS                         $(1,067,366)


See notes to financial statements.


14



STATEMENT OF CHANGES IN NET ASSETS                  ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

                                                 SIX MONTHS ENDED   YEAR ENDED
                                                   DEC. 31, 1996     JUNE 30,
                                                    (UNAUDITED)        1996
                                                   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)                     $   (230,241)  $    178,791
  Net realized gain on investments and foreign
    currency transactions                             4,978,332     21,749,149
  Net change in unrealized appreciation
    (depreciation) of investments and
    foreign currency denominated assets
    and liabilities                                  (5,815,457)    15,186,325
  Net increase (decrease) in net assets from
    operations                                       (1,067,366)    37,114,265

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                          (1,211,980)            -0-
    Class B                                                  -0-            -0-
    Class C                                                  -0-            -0-
    Advisor Class                                        (6,456)            -0-
  Net realized gain on investments and foreign
    currency transactions
    Class A                                         (11,329,381)   (10,091,198)
    Class B                                          (4,543,253)    (3,210,459)
    Class C                                          (1,515,454)    (1,293,154)
    Advisor Class                                       (47,863)            -0-

CAPITAL STOCK TRANSACTIONS
  Net increase                                       15,708,487     39,204,333
  Total increase (decrease)                          (4,013,266)    61,723,787

NET ASSETS
  Beginning of period                               295,696,264    233,972,477
  End of period                                    $291,682,998   $295,696,264


See notes to financial statements.


15



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996 (UNAUDITED)                       ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance International Fund (the "Fund"), which is a Massachusetts business trust, is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. On April 15, 1996 the Board of Directors approved the creation of a fourth class of shares, Advisor Class shares. The Fund offers Class A, Class B, Class C, and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares purchased on or after July 1, 1996 are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered soley to investors participating in fee based programs. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a United States or European stock exchange for which market quotations are readily available are valued at the last quoted sales price on that exchange prior to the time when assets are valued. Securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market are valued at the price within the limits of the latest available current bid and asked price deemed best to reflect fair value. Securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Illiquid securities are valued at fair value as determined by the Board of Trustees. In determining fair value, consideration is given to cost, operation and other financial data.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized foreign exchange gains represent gains and losses from sales and maturities of debt securities, holding of foreign currency contracts, foreign currencies, exchange gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes receivable recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with tax regulations.


16



                                                    ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under an investment advisory agreement, the Fund pays Alliance Capital Management L.P., (the "Adviser"), a fee at a quarterly rate equal to 1/4 of 1% (approximately 1% on an annual basis) of quarter end net assets up to $500 million and 3/16 of 1% (approximately .75% on an annual basis) of quarter end net assets in excess of $500 million. Pursuant to the advisory agreement, the Fund paid $69,061 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended December 31, 1996.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $175,445 for the six months ended December 31, 1996.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $10,902 from the sale of Class A shares and $146,371 in contingent deferred sales charges from the redemptions of Class B shares for the six months ended December 31, 1996. Brokerage commissions paid on securities transactions for the six months ended December 31, 1996, amounted to $1,457,465, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, nor to DLJ directly.

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to the Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $2,302,077 and $688,366, for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term and U.S. Government securities) aggregated $86,423,441 and $86,056,797, respectively, for the six months ended December 31, 1996. There were no purchases or sales of U.S. Government or government agency obligations for the six months ended December 31, 1996.

FORWARD EXCHANGE CURRENCY CONTRACTS
The Fund enters into forward foreign exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward foreign exchange currency contract is a commitment to purchase or sell a foreign currency at a future


17



NOTES TO FINANCIAL STATEMENTS (CONTINUED)           ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract is included in net realized gain or loss from foreign currency transactions. Fluctuations in the value of open forward foreign exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses.

The Fund's custodian will place and maintain cash not available for investment or high grade liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At December 31, 1996, the Fund had no outstanding forward foreign exchange currency contracts.

At December 31, 1996, the cost of investments for federal income tax purposes was $273,569,521. Accordingly, gross unrealized appreciation of investments was $34,800,539 and gross unrealized depreciation of investments was $18,408,207, resulting in net unrealized appreciation of $16,392,332, excluding foreign currency.

NOTE E: SHARES OF BENEFICIAL INTEREST
There is an unlimited number of $.01 par value shares of beneficial interest authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class. Transactions in shares of beneficial interest were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     DEC. 31, 1996    JUNE 30,    DEC. 31, 1996     JUNE 30,
                      (UNAUDITED)       1996       (UNAUDITED)        1996
                     ------------  ------------  --------------  --------------
Shares sold            2,202,060     3,791,114    $ 38,903,868    $ 66,200,675
Shares issued in
  reinvestment of
  dividends and
  distributions          663,142       532,927      11,054,555       8,899,875
Shares converted
  from Class B            61,039        29,264       1,089,703         529,368
Shares redeemed       (2,298,268)   (3,488,059)    (40,943,239)    (60,868,130)
Net increase             627,973       865,246    $ 10,104,887    $ 14,761,788

CLASS B
Shares sold              774,829     2,178,890    $ 13,074,500    $ 36,316,916
Shares issued in
  reinvestment of
  distributions          214,831       141,372       3,409,345       2,259,131
Shares converted
  to Class A             (64,222)      (30,710)     (1,089,703)       (529,368)
Shares redeemed         (583,578)   (1,161,885)     (9,897,915)    (19,416,822)
Net increase             341,860     1,127,667    $  5,496,227    $ 18,629,857


18



                                                    ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     DEC. 31, 1996    JUNE 30,    DEC. 31, 1996     JUNE 30,
                      (UNAUDITED)       1996       (UNAUDITED)        1996
                     ------------  ------------  --------------  --------------
CLASS C
Shares sold              741,971     1,333,369    $ 12,555,419    $ 22,186,419
Shares issued in
  reinvestment of
  distributions           50,633        49,344         804,053         789,018
Shares redeemed         (829,185)   (1,035,865)    (14,113,475)    (17,162,749)
Net increase(decrease)   (36,581)      346,848    $   (754,003)   $  5,812,688


                   OCTOBER 2,1996*               OCTOBER 2,1996*
                          TO                            TO
                    DEC. 31, 1996                 DEC. 31, 1996
                     (UNAUDITED)                   (UNAUDITED)
                    --------------               ---------------
ADVISOR CLASS
Shares sold               49,879                  $    904,088
Shares issued in
  reinvestment of
  dividends and
  distributions            2,960                        49,249
Shares redeemed           (5,077)                      (91,961)
Net increase              47,762                  $    861,376


NOTE F: ILLIQUID SECURITIES

                                                 DATE
SECURITY                                       ACQUIRED     U.S. $ COST
--------                                      ----------    ------------
Asesores Bursatiles Capital Fund N.V.          10/29/90      $1,113,819
Unidad Editorial, S.A.                          1/20/92         369,591


The securities shown are illiquid and have been valued at fair value in accordance with procedures described in Note A. The value of these securities at December 31, 1996 was $1,030,023 representing 0.4% of net assets.


*  Commencement of distribution.


19



FINANCIAL HIGHLIGHTS                                ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                CLASS A
                                            ------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED
                                             DECEMBER 31,                         YEAR ENDED JUNE 30,
                                                 1996      ---------------------------------------------------------------
                                             (UNAUDITED)       1996         1995         1994         1993         1992
                                            -------------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $18.32         $16.81       $18.38       $16.01       $14.98       $14.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                     .01(a)         .05(a)       .04         (.09)        (.01)         .01(a)
Net realized and unrealized gain
  on investments and foreign currency
  transactions                                  (.08)          2.51          .01         3.02         1.17         1.04
Net increase (decrease) in net asset
  value from operations                         (.07)          2.56          .05         2.93         1.16         1.05

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.12)            -0-          -0-          -0-        (.04)        (.07)
Distributions from net realized gains
  on investments and foreign currency
  transactions                                 (1.08)         (1.05)       (1.62)        (.56)        (.09)          -0-
Total dividends and distributions              (1.20)         (1.05)       (1.62)        (.56)        (.13)        (.07)
Net asset value, end of period                $17.05         $18.32       $16.81       $18.38       $16.01       $14.98

TOTAL RETURN
Total investment return (b)                     (.29)%        15.83%         .59%       18.68%        7.86%        7.52%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $193,414       $196,261     $165,584     $201,916     $161,048     $179,807
Ratio of expenses to average net assets         1.68%(c)       1.72%        1.73%        1.90%        1.88%        1.82%
Ratio of net investment income (loss)
to average net assets                            .12%(c)        .31%         .26%        (.50)%       (.14)%        .07%
Portfolio turnover rate                           62%            78%         119%          97%          94%          72%
Average commission rate paid (d)              $.0603             --           --           --           --           --


See footnote summary on page 23.


20



                                                    ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                CLASS B
                                            -------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED
                                             DECEMBER 31,                         YEAR ENDED JUNE 30,
                                                 1996      ----------------------------------------------------------------
                                             (UNAUDITED)       1996         1995         1994         1993         1992
                                            -------------  -----------  -----------  -----------  -----------  ------------
Net asset value, beginning of period          $17.45         $16.19       $17.90       $15.74       $14.81       $13.93

INCOME FROM INVESTMENT OPERATIONS
Net investment (loss)                           (.06)(a)       (.07)(a)     (.01)        (.19)(a)     (.12)        (.11)(a)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                  (.08)          2.38         (.08)        2.91         1.14         1.02
Net increase (decrease) in net asset
  value from operations                         (.14)          2.31         (.09)        2.72         1.02          .91

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-            -0-          -0-          -0-          -0-        (.03)
Distributions from net realized gains
  on investments and foreign currency
  transactions                                 (1.08)         (1.05)       (1.62)        (.56)        (.09)          -0-
Total dividends and distributions              (1.08)         (1.05)       (1.62)        (.56)        (.09)        (.03)
Net asset value, end of period                $16.23         $17.45       $16.19       $17.90       $15.74       $14.81

TOTAL RETURN
Total investment return (b)                     (.69)%        14.87%        (.22)%      17.65%        6.98%        6.54%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $72,963        $72,470      $48,998      $29,943       $6,363       $5,585
Ratio of expenses to average net assets         2.53%(c)       2.55%        2.57%        2.78%        2.70%        2.68%
Ratio of net investment loss
  to average net assets                         (.73)%(c)      (.46)%       (.62)%      (1.15)%       (.96)%       (.70)%
Portfolio turnover rate                           62%            78%         119%          97%          94%          72%
Average commission rate paid (d)              $.0603             --           --           --           --           --


See footnote summary on page 23.


21



FINANCIAL HIGHLIGHTS (CONTINUED)                    ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          CLASS C
                                            -------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                                             MAY 3,1993(E)
                                             DECEMBER 31,           YEAR ENDED JUNE 30,                TO
                                                 1996      -------------------------------------    JUNE 30,
                                             (UNAUDITED)       1996         1995         1994         1993
                                            -------------  -----------  -----------  -----------  -------------
Net asset value, beginning of period          $17.46         $16.20       $17.91       $15.74       $15.93

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.06)(a)       (.07)(a)     (.14)        (.11)          -0-
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                  (.07)          2.38          .05         2.84         (.19)
Net increase (decrease) in net asset
  value from operations                         (.13)          2.31         (.09)        2.73         (.19)

LESS: DIVIDENDS AND DISTRIBUTIONS
Distributions from net realized gains
  on investments and foreign currency
  transactions                                 (1.08)         (1.05)       (1.62)        (.56)          -0-
Total dividends and distributions              (1.08)         (1.05)       (1.62)        (.56)          -0-
Net asset value, end of period                $16.25         $17.46       $16.20       $17.91       $15.74

TOTAL RETURN
Total investment return (b)                     (.63)%        14.85%        (.22)%      17.72%       (1.19)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $24,493        $26,965      $19,395      $13,503         $229
Ratio of expenses to average net assets         2.51%(c)       2.53%        2.54%        2.78%        2.57%(c)
Ratio of net investment income (loss)
  to average assets                             (.68)%(c)      (.47)%       (.88)%      (1.12)%        .08%(c)
Portfolio turnover rate                           62%            78%         119%          97%          94%
Average commission rate paid (d)              $.0603             --           --           --           --


See footnote summary on page 23.


22



                                                    ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                           ADVISOR CLASS
                                                         -----------------
                                                         OCTOBER 2,1996(E)
                                                                TO
                                                         DECEMBER 31,1996
                                                            (UNAUDITED)
                                                         -----------------
Net asset value, beginning of period                         $17.96

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                                            (.02)(a)
Net realized and unrealized gain on investments
  and foreign currency transactions                             .31
Net increase in net asset value from operations                 .29

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                           (.15)
Distributions from net realized gains on investments
  and foreign currency transactions                           (1.08)
Total dividends and distributions                             (1.23)
Net asset value, end of period                               $17.02

TOTAL RETURN
Total investment return based on net asset value (b)           1.71%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                      $813
Ratio of expenses to average net assets                        3.15%(c)
Rate of net investment loss to average net assets             (1.22)%(c)
Portfolio turnover rate                                          62%
Average commission rate paid (d)                             $.0603


(a)  Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d) For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for trades on which commissions are charged.

(e)  Commencement of distribution.


23



                                                    ALLIANCE INTERNATIONAL FUND
_______________________________________________________________________________

TRUSTEES
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
W.H. HENDERSON (1)
STIG HOST (1)
RICHARD M. LILLY (1)
ALAN STOGA (1)

OFFICERS
A. RAMA KRISHNA, SENIOR VICE PRESIDENT
THOMAS J. BARDONG, VICE PRESIDENT
MARK H. BREEDON, VICE PRESIDENT
DANIEL V. PARKER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.
40 Water Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672


(1)  Member of Audit Committee.


24



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
Alliance Global Environment Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


25



ALLIANCE INTERNATIONAL FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL
INVESTING WITHOUT THE MYSTERY

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

INTSR